INVENTORY (Tables)	12 Months Ended
Dec. 31, 2023
Classes of current inventories [abstract]
Schedule of inventories
	December 31, 2023	December 31, 2022
Raw materials	$1,397	$817
Finished goods inventory	78	14
	$1,475	$831